Revenue - Schedule of Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Revenue [Abstract]
Beginning of the period contract liability	$ 366,252	$ 875,466	$ 1,012,010
Revenue recognized from the contract liabilities included in the beginning balance	(244,332)	(771,669)	(442,045)
Increases due to cash received net of amounts recognized in revenue during the period	106,228	262,455	305,501
End of period contract liability	$ 228,148	$ 366,252	$ 875,466